Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
PROVISIONS	PROVISIONS
24.1    Accounting policies
24.1.1    Provision for return of aircraft and engines (asset retirement obligation – ARO)
Aircraft and engines used under leases without a purchase option have contractual obligations establishing conditions for their return. In these cases, the Company provides for the return costs, since these are present obligations, arising from past events and which will generate future disbursements, which are reliably measured. These expenses basically refer to aircraft reconfiguration (interior and exterior), obtaining licenses and technical certifications, verifications of returns, maintenance, painting, etc., as established in the contract. The estimated cost of return is initially recognized at present value as part of the cost of right-of-use assets, and the provision for aircraft return costs is recorded in the “Provisions” account. After initial recognition, the liability is updated according to the capital remuneration rate estimated by the Company, with a corresponding entry recorded in the financial result. Any changes in the estimate of expenses to be incurred are recognized prospectively against the right of use asset or in the statement of operations for the year, if the right-of-use balance is insufficient.
24.1.2    Tax, civil, labor and other risks
The Company is party to several legal and administrative proceedings, mainly in Brazil. Assessments of the likelihood of loss in these cases include an analysis of the available evidence, the hierarchy of laws, the available case laws, the most recent court decisions and their significance in the legal system, as well as the assessment of external lawyers. Provisions are revised and adjusted to reflect changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.
The Company’s Management believes that the provision for tax, civil, labor and other risks is sufficient to cover any losses on legal and administrative proceedings.
24.1.3     Onerous contracts
Onerous contracts are those for which the unavoidable costs of meeting the contractual obligations exceed the economic benefits expected to be received over the same contract. In these cases, the present obligation under the contract is measured and recognized as a provision. However, before a separate provision for onerous contract is established, the Company assesses and recognizes any impairment loss that has occurred in the assets related to that contract in accordance with IAS 36 – Impairment of Assets.
The provision is related to the obligations arising from the fleet transformation plan, as detailed in note 1.5.
24.1.4    Post-employment benefits
The Company recognizes actuarial liabilities related to health insurance benefits offered to its employees in accordance with IAS 19 – “Employee Benefits”. Actuarial gains and losses are recognized in other comprehensive income based on the actuarial report prepared by independent experts, while the current service cost and the interest cost are recognized in profit or loss for the year.
24.2    Breakdown of provisions

Description	Return of aircraft and engines (a)	Tax, civil, labor and other risks	Onerous contracts	Post -employment benefit	Total

At December 31, 2020	1,336,186	155,814	1,340,522	9,953	2,842,475

Additions	790,727	549,791	252,164	212	1,592,894
Reversals	—	—	(970,811)	—	(970,811)
Payments	(95,344)	(146,623)	(150,944)	—	(392,911)
Interest incurred	80,484	—	156,516	740	237,740
Effect of change in financial assumptions	—	—	—	(4,744)	(4,744)
Effect of plan experience	—	—	—	(400)	(400)
Transfers	37,898	—	(37,898)	—	—
Foreign currency exchange	91,488	—	103,858	—	195,346

At December 31, 2021	2,241,439	558,982	693,407	5,761	3,499,589

Additions	678,252	181,136	—	113	859,501
Reversals	—	—	(586,634)	—	(586,634)
Payments	(228,034)	(179,391)	(178,126)	—	(585,551)
Interest incurred	144,563	—	100,975	609	246,147
Effect of change in financial assumptions	—	—	—	(888)	(888)
Effect of plan experience	—	—	—	1,406	1,406
Foreign currency exchange	(160,954)	—	(29,622)	—	(190,576)

At December 31, 2022	2,675,266	560,727	—	7,001	3,242,994

Current	654,897	179,391	—	—	834,288
Non-current	2,020,369	381,336	—	7,001	2,408,706

(a)    Nominal discount rate 11.24% p.a. (as of December 31, 2021 – 9.47% p.a.)
24.2.1    Tax, civil, labor and other risks
The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2022	2021	2022	2021

Tax	263,495	218,051	376,510	217,470
Civil	107,980	69,326	57,871	44,661
Labor	121,842	136,785	43,423	107,427
Other	67,410	134,820	—	—
	560,727	558,982	477,804	369,558
24.2.1.1    Main proceedings
24.2.1.1.1    Tax
24.2.1.1.1.1    Probable loss
The Company discusses the non-application of the additional charge of 1% of COFINS on imports of aircraft, parts and components, in the amount of R$209,496 (As of December 31, 2021 R$196,048). Such classification is due to decisions from higher courts considering the legality of the collection of the additional charge on the imports made by airlines.
24.2.1.1.1.2    Possible loss
On October 31, 2022, the Company was assessed by the Federal Revenue Service due to alleged infringement relating to Social Security Contribution on Gross Revenue (payroll tax relief), totaling approximately R$227,000. Tax assessment notices are being discussed at the administrative and judicial levels.
24.2.1.1.2    Labor
24.2.1.1.2.1    Possible loss
On February 22, 2017, the Labor Department of Justice filed a lawsuit against the Company alleging the violation of certain labor aspects, such as excessive daily workday and the absence of enjoyment of rest periods, for which approximately R$66,000 in punitive damages is claimed. During 2022, a negative outcome in relation to certain claims demanded the Company to make a payment of R$500. However, the Company is recurring such decision. Judgment on the remaining claims is still pending. The probability of loss is still assessed as possible by the Company's legal advisors.
24.2.1.1.3    Others
24.2.1.1.3.    Probable loss
The amounts recognized under this line item refer to the contingent liability assumed as a result of the business combination with Azul Conecta in the amount of R$67,410 (As of December 31, 2021 R$134,820).
24.2.2    Post-employment benefit
Below are the assumptions used to calculate post-employment benefits:

	December 31,
Description	2022	2021

Nominal discount rate p.a.	10.96%	10.57%
Actual discount rate p.a.	5.78%	5.30%
Estimated inflation rate in the long term p.a.	4.90%	5.00%
HCCTR - Average nominal inflation rate p.a.	8.05%	8.15%
HCCTR - Actual nominal inflation rate p.a.	3.00%	3.00%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%